LEASES (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Dec. 25, 2021	Dec. 26, 2020	Dec. 25, 2021	Dec. 26, 2020	Jun. 26, 2021	Jun. 27, 2020
Finance Lease Cost:
Amortization of Finance Lease Right-of-Use Assets	$ 251,000	$ 83,000	$ 535,000	$ 398,000
Interest on Lease Liabilities	1,726,000	460,000	3,510,000	1,984,000
Operating Lease Cost	6,456,000	6,310,000	13,051,000	13,051,000
Sublease Income	(1,444,000)		(1,444,000)
Total Lease Expenses	6,989,000	6,853,000	15,652,000	15,433,000
Cash Paid for Amounts Included in the Measurement of Lease Liabilities:
Financing Cash Flows from Finance Leases				40,000
Operating Cash Flows from Operating Leases	$ 4,045,000	$ 6,222,000	$ 9,788,000	$ 14,633,000
Weighted-Average Remaining Lease Term (Years) - Finance Leases	47 years	42 years	47 years	42 years
Weighted-Average Remaining Lease Term (Years) - Operating Leases	7 years	8 years	7 years	8 years
Weighted-Average Discount Rate - Finance Leases	17.81%	15.93%	17.81%	15.93%
Weighted-Average Discount Rate - Operating Leases	13.60%	13.38%	13.60%	13.38%
Total Lease Expenses	$ 6,989,000	$ 6,853,000	$ 15,652,000	$ 15,433,000
Medmen Enterprises Inc. [Member]
Finance Lease Cost:
Amortization of Finance Lease Right-of-Use Assets					$ 1,105,689	$ 2,752,022
Interest on Lease Liabilities					6,068,291	6,262,019
Operating Lease Cost					27,700,475	26,150,479
Total Lease Expenses					34,874,455	35,164,520
Cash Paid for Amounts Included in the Measurement of Lease Liabilities:
Financing Cash Flows from Finance Leases					1,201,609	1,785,282
Operating Cash Flows from Operating Leases					$ 21,318,700	$ 24,003,931
Weighted-Average Remaining Lease Term (Years) - Finance Leases					46 years	48 years
Weighted-Average Remaining Lease Term (Years) - Operating Leases					7 years	9 years
Weighted-Average Discount Rate - Finance Leases					17.88%	10.68%
Weighted-Average Discount Rate - Operating Leases					12.93%	12.15%
Total Lease Expenses					$ 34,874,455	$ 35,164,520
Gain on Sale and Leaseback Transactions, Net						(704,207)
Non-Cash Additions to Right-of-Use Assets and Lease Liabilities:
Recognition of Right-of-Use Assets for Finance Leases						45,614,041
Recognition of Right-of-Use Assets for Operating Leases						$ 152,141,639